ACCRUALS AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2025
ACCRUALS AND OTHER PAYABLES
Schedule of accruals and other payables

	As of
	June 30, 2025	December 31, 2024
Employee salary and benefits	$1,313	$2,628
Accrued research and development expenses	2,479	2,442
Non-refundable incentive payment from depository bank	—	106
Accrued legal expenses	837	1,024
Accrued other expenses	1,865	1,438
Total accruals and other payables	$6,494	$7,638